Segment information (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of geographical areas [abstract]
Summary Of Non-current Assets By Geographical Area

The Group's non-current assets by geographic location as at September 30, 2024 and September 30, 2023 were as follows:

(in USD)	September 30, 2024	September 30, 2023
Cayman Islands	—	2,661,418
Europe	411,784	463,442
Thailand	1,528,580	1,565,814
	1,940,364	4,690,674